Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories
Concentrates	$ 1,769	$ 1,694
Finished goods	0	368
In-circuit work in progress	0	205
Ore stockpiles	913	898
Spare parts and supplies	5,975	5,670
Total	$ 8,657	$ 8,835